Related party transactions	12 Months Ended
Sep. 30, 2018
Related Party [Abstract]
Related party transactions
Related party transactions

a)	Transactions with subsidiaries and other related parties
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation. The Company owns 100% of the equity interests of its principal subsidiaries.
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI Federal Inc.	United States
CGI Suomi Oy	Finland
CGI Sverige AB	Sweden
Conseillers en gestion et informatique CGI Inc.	Canada
CGI Information Systems and Management Consultants Inc.	Canada
CGI France SAS	France
CGI IT UK Limited	United Kingdom
CGI Nederland BV	Netherlands
CGI Deutschland Ltd & Co KG	Germany
CGI Information Systems and Management Consultants Private Limited	India

During the year ended September 30, 2018, the Company entered into share repurchase and conversion transactions with related parties as described in Note 18, Capital Stock.

b)	Compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows:

	2018	2017
	$	$
Short-term employee benefits	22,326	16,848
Share-based payments	20,773	20,763